Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 4. Fixed Assets

Fixed asset, net, as of September 30, 2022 and December 31, 2021, are summarized as follows:

	September 30, 2022	December 31, 2021

Land	$205,442	$-
Building	2,232,779	-
Machinery and Equipment	4,501,756	3,778,766
Website	16,600	16,600
	6,956,577	3,795,366
Less: accumulated depreciation	(312,087)	(32,034)
Fixed asset, net	$6,644,490	$3,763,332

Depreciation expense of fixed assets for the nine months ended September 30, 2022 and 2021 was $280,053 and $6,149, respectively.

During the nine months ended September 30, 2022, the Company recorded $63,612 in fixed asset costs relating to the estimated fair market value for options granted in 2021 for the acquired machinery. As of September 30, 2022, the Company has $100,000 in remaining payments for machinery purchased, which is included in accounts payable and accrued liabilities.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(Unaudited)

Note 4. Fixed Assets

Fixed asset, net, as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Website	$16,600	$16,600
Machinery and equipment	3,778,766	8,000
	3,795,366	24,600
Less: accumulated depreciation	(32,034)	(3,335)
Fixed asset, net	$3,763,332	$21,265

Depreciation expense of fixed assets for the years ended December 31, 2021 and 2020 was $28,699 and $11,038, respectively. During the year ended December 31, 2021 and 2020, the Company purchased fixed assets in the amount of $3,770,766, inclusive of stock and fair market value of options and $16,600, respectively and in 2020 wrote off $10,201 in fixed assets.

During 2020, the Company entered into orders for tooling, machinery and equipment with a third party for approximately $1,150,000. As of December 31, 2020 the Company has made progress payments of approximately $295,600 which are recorded in Other Assets. During 2021 the Company has made modifications to the orders and incurred and paid $861,660. On September 30, 2021, the machinery was final inspected and transferred to fixed assets with a total cost of $1,157,260.

During 2021, the Company has made payments of $1,360,170 for an assembly machine. In addition, as further consideration for the assembly machine cost, the Company has issued 71,429 shares of common stock at the estimated market price of $7.00 and 71,429 stock options with an exercise price of $7.00. At December 31, 2021, the progress payments, the fair market value of the common stock of $500,000 and fair market value of the vested options of $253,337 was recorded in Fixed Assets. As of December 31, 2021 the Company has $500,000 in remaining payments which will be paid through May 31, 2022. The balance is non-interest bearing and unsecured.